SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable and allowance for uncollectible accounts and Loans receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Guarantor Obligations [Line Items]
Allowance for uncollectible accounts receivable	$ 62,505	$ 70,138
Allowance for uncollectible loan receivable	41,096,712	46,115,732
Total amount of new loans issued	$ 0	$ 0
Minimum
Guarantor Obligations [Line Items]
Terms of loans (in months)	12 months
Interest rate (in percentage)	6.00%
Maximum
Guarantor Obligations [Line Items]
Terms of loans (in months)	36 months
Interest rate (in percentage)	8.00%